RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	$ (2,859,831)	$ (8,133,145)
Accrued partnership management fee not deducted for income tax purposes	1,068,902	1,137,828
Other	2,684,275	643,561
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,449,768)	(2,291,667)
Impairment loss not recognized for tax purposes	959,317	6,348,580
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,969,936)	(984,275)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(332,222)	(33,076)
Income (loss) for tax return purposes	(1,899,263)	(3,312,194)
Series Forty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	(231,675)	(1,676,942)
Accrued partnership management fee not deducted for income tax purposes	353,881	388,344
Other	1,618,931	98,021
Excess of tax depreciation over book depreciation on operating limited partnership assets	(496,570)	(878,883)
Impairment loss not recognized for tax purposes	0	1,454,844
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(833,245)	(506,472)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(142,829)	(36,182)
Income (loss) for tax return purposes	268,493	(1,157,270)
Series Forty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	(100,620)	(1,598,809)
Accrued partnership management fee not deducted for income tax purposes	203,917	238,380
Other	823,362	702,591
Excess of tax depreciation over book depreciation on operating limited partnership assets	(263,973)	(693,319)
Impairment loss not recognized for tax purposes	0	1,384,540
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(665,198)	(233,211)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,169)	(2,189)
Income (loss) for tax return purposes	(101,681)	(202,017)
Series Forty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net loss for financial reporting purposes	(2,527,536)	(4,857,394)
Accrued partnership management fee not deducted for income tax purposes	511,104	511,104
Other	241,982	(157,051)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(689,225)	(719,465)
Impairment loss not recognized for tax purposes	959,317	3,509,196
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(471,493)	(244,592)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(90,224)	5,295
Income (loss) for tax return purposes	$ (2,066,075)	$ (1,952,907)